UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2015

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fees return of the LSV Global Managed Volatility Fund, the benchmark MSCI AC World Index and the MSCI AC World Minimum Volatility Index for the trailing 6-month period and since inception (June 25, 2014) as of April 30, 2015 were as follows:

	6 Months Ended 4/30/15	Since Inception
LSV Global Managed Volatility Fund, Institutional Class	4.26%	4.78%
Benchmark:
MSCI AC World Index	4.97	3.68
Volatility Index:
MSCI AC World Minimum Volatility Index	6.99	11.03

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

The objective of the LSV Global Managed Volatility Fund is to outperform the MSCI AC World Index with a target volatility ratio of 0.75. The Fund holds less risky stocks with high expected returns based on LSV’s alpha model. The portfolio decision making process is quantitative and stocks are ranked simultaneously on an array of variables in order to arrive at an overall expected return ranking for each stock in the universe. Next, stocks are ranked on an assortment of factors to estimate a risk score. The risk score is a function of beta, standard deviation and volatility of operating performance (cash flows and earnings).

LSV’s Global Managed Volatility Fund is designed to provide a cushion in down markets and since inception of the strategy the down market capture has been 71%. In the short period since the Fund’s inception since June 25, 2014 low volatility equity strategies have performed well relative to the broad market indices. The Minimum Volatility Indices and Low Volatility strategies correlated with the indices are now trading at premiums relative to the market and their history. Given LSV’s emphasis on attractive valuations, the LSV Global Managed Volatility Fund is trading at a deep discount relative to the benchmark and the Volatility Index while at the same time offering 25% less volatility than the market.

Not surprisingly, LSV’s deep value exposure relative to the benchmark detracted from results during the trailing 6-month period. Stock selection overall was positive with Fund holdings performing particularly well on a relative basis in the Industrials sector. Within countries, Fund holdings performed well in the U.S. and Japan but detracted in Canada. Overall sector allocations detracted slightly due mainly to the overweight exposure to Utilities.

Relative to the MSCI AC World benchmark, the Fund is overweight to Utilities and Telecommunications and underweight to Energy, Industrials, Technology and Consumer Discretionary stocks. Relative to the MSCI AC World Minimum Volatility Index the Fund is overweight to Financials and underweight to Health Care and Consumer Staples. Country bets relative to the benchmark are within +/-3% relative to the MSCI AC World Index (except for a 3.2% overweight to Canada). Relative to the MSCI AC World Minimum Volatility Index, the Fund has a more significant underweight to Japan and is overweight to Switzerland.

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal.

The MSCI AC World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.

The MSCI AC World Minimum Volatility Index aims to reflect the performance characteristics of a minimum variance strategy applied to large and mid-cap equities across 23 Developed Markets (DM) and 23 Emerging Markets (EM) countries.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2015	(Unaudited)

Sector Weightings†:

† Percentages are based on total investments.

Schedule of Investments

LSV Global Managed Volatility Fund	Shares	Value (000)

Foreign Common Stock (51.9%)
Australia (0.7%)
Dexus Property Group	1,533	$9
Primary Health Care	2,400	10

		19

Austria (0.8%)
EVN	900	10
Oesterreichische Post	200	10

		20

Bermuda (4.3%)
Axis Capital Holdings	400	21
Endurance Specialty Holdings	200	12
Everest Re Group	120	21
PartnerRe	200	26
RenaissanceRe Holdings	130	13
Validus Holdings	400	17

		110

Canada (6.4%)
Bank of Montreal	200	13
Bank of Nova Scotia	200	11
Canadian Imperial Bank of Commerce	200	16
Canadian Tire, Cl A	100	10
Metro, Cl A	700	20
National Bank of Canada	400	16
Power Financial	300	9
Rogers Communications, Cl B	500	18
Royal Bank of Canada	200	13
Shaw Communications, Cl B	800	18
Toronto-Dominion Bank	400	18

		162

China (2.3%)
Huaneng Power International, Cl H	12,000	17

	Shares	Value (000)

China (continued)
Shenzhen Expressway, Cl H	28,000	$27
Yingde Gases Group	16,000	14

		58

Denmark (0.4%)
Spar Nord Bank	900	10

France (1.3%)
Neopost	130	6
Sanofi	100	10
Thales	160	10
Total	140	7

		33

Germany (1.7%)
Muenchener Rueckversicherungs	90	18
Stada Arzneimittel	200	7
Talanx	600	19

		44

Guernsey (0.7%)
Amdocs	300	17

Hong Kong (2.3%)
BOC Hong Kong Holdings	3,500	14
China Resources Power Holdings	4,000	12
Television Broadcasts	1,500	10
Wasion Group Holdings	14,000	22

		58

Israel (0.5%)
Teva Pharmaceutical Industries	200	12

Japan (7.6%)
Autobacs Seven	600	9
Canon Electronics	900	18
Fuji Oil	900	13
Heiwa	700	15
Japan Airlines	700	23
KDDI	500	12
K’s Holdings	400	13
Megmilk Snow Brand	800	10
Morinaga Milk Industry	3,000	11
Nippon Telegraph & Telephone	400	27
NTT DOCOMO	600	11
Osaka Gas	2,000	8
SKY Perfect JSAT Holdings	2,100	13
West Japan Railway	200	11

		194

Malaysia (0.4%)
AMMB Holdings	6,300	11

Mexico (0.4%)
America Movil	10,200	11

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2015	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)

Netherlands (1.4%)
Koninklijke Ahold	1,100	$21
Royal Dutch Shell, Cl B	500	16

		37

New Zealand (1.0%)
SKY Network Television	2,800	14
Spark New Zealand	5,400	12

		26

Norway (1.0%)
Salmar	600	10
Yara International	300	15

		25

Poland (0.4%)
PGE	1,700	10

Russia (0.5%)
Lukoil OAO ADR	230	12

Singapore (1.3%)
DBS Group Holdings	2,000	32

South Africa (2.2%)
Barclays Africa Group	1,100	18
Lewis Group	1,600	12
Nedbank Group	400	9
Vodacom Group	1,300	16

		55

South Korea (4.1%)
BNK Financial Group	700	10
KB Financial Group	400	15
Kia Motors	200	9
Korean Reinsurance	1,000	11
KT&G	100	9
Samsung Electronics, Cl Preference	20	20
SK Telecom	110	29

		103

Switzerland (0.4%)
Siegfried Holding	60	10

Taiwan (2.4%)
China Development	59,000	25
Greatek Electronics	6,000	8
Hon Hai Precision Industry	4,480	14
King’s Town Bank	14,000	14

		61

Thailand (1.5%)
PTT	2,200	24
Ratchaburi Electricity	7,700	14

		38

	Shares	Value (000)

Turkey (1.1%)
Cimsa Cimento Sanayi VE Ticaret	2,300	$14
Eregli Demir ve Celik Fabrikalari	6,700	12

		26

United Kingdom (4.8%)
BAE Systems	3,300	25
BP	2,300	17
Centrica	2,600	10
Direct Line Insurance Group	3,800	19
GlaxoSmithKline	500	12
Imperial Tobacco Group	300	15
J Sainsbury	2,600	11
Tate & Lyle	1,300	12

		121

Total Foreign Common Stock
(Cost $1,292)		1,315

Common Stock (44.5%)
Aerospace & Defense (0.9%)
L-3 Communications Holdings, Cl 3	60	7
Raytheon	150	15

		22

Banks (1.4%)
CIT Group	300	14
Wells Fargo	400	22

		36

Biotechnology (0.6%)
Amgen	100	16

Cable & Satellite (1.1%)
DIRECTV*	300	27

Chemicals (0.6%)
Stepan	300	15

Computers & Services (2.5%)
Apple	200	25
EMC	500	13
Hewlett-Packard	300	10
Microsoft	300	15

		63

Drug Retail (0.7%)
CVS Health	170	17

Electrical Services (6.3%)
American Electric Power	400	23
Edison International	300	18
Entergy	300	23
Exelon	700	24
FirstEnergy	800	29
Public Service Enterprise Group	500	21
SCANA	400	21

		159

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2015	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)

Environmental & Facilities Services (0.5%)
Republic Services, Cl A	300	$12

Food, Beverage & Tobacco (1.6%)
ConAgra Foods	900	33
Sanderson Farms	100	7

		40

General Merchandise Stores (0.9%)
Target	300	24

Health Care Equipment (1.0%)
Baxter International	360	25

Health Care Services (0.5%)
Quest Diagnostics	200	14

Insurance (4.5%)
ACE	100	11
Aetna	170	18
Allstate	170	12
Anthem	100	15
CIGNA	170	21
Travelers	360	36

		113

IT Consulting & Other Services (1.1%)
International Business Machines	170	29

Machinery (1.4%)
Deere	400	36

Metal & Glass Containers (0.4%)
Crown Holdings*	200	11

Mortgage REIT’s (1.6%)
Annaly Capital Management	2,000	20
Starwood Property Trust	500	12
Two Harbors Investment	900	9

		41

Office REIT’s (0.8%)
DuPont Fabros Technology	400	13
Government Properties Income Trust	400	8

		21

Paper Packaging (0.5%)
Bemis	300	14

Petroleum & Fuel Products (1.3%)
Chevron	100	11
Exxon Mobil	250	22

		33

Pharmaceuticals (4.9%)
Johnson & Johnson	450	45
Merck	300	18
Pfizer	1,800	61

		124

	Shares/ Face Amount	Value (000)

Retail (4.0%)
Kohl’s	500	$36
Kroger	200	14
Macy’s	300	19
Wal-Mart Stores	400	31

		100

Semi-Conductors/Instruments (1.0%)
Intel	800	26

Steel & Steel Works (0.6%)
Kaiser Aluminum	200	16

Telephones & Telecommunications (3.8%)
AT&T	600	21
Cisco Systems	800	23
QUALCOMM	240	16
Verizon Communications	700	35

		95

Total Common Stock
(Cost $1,063)		1,129

Preferred Stock (0.3%)
Brazil (0.3%)
Cia Paranaense de Energia	700	8

Total Preferred Stock
(Cost $11)		8

Repurchase Agreement (1.8%)
Morgan Stanley 0.090%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price of $45 (collateralized by a US Treasury Note, par value $45, 2.125%, 08/15/21; with a total market value of $46)	$45	45

Total Repurchase Agreement
(Cost $45)		45

Total Investments — 98.5%
(Cost $2,411)		$2,497

Percentages are based on Net Assets of $2,536 (000).

*	Non-income producing security.

ADR	American Depositary Receipt

Cl	Class

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2015	(Unaudited)

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Foreign Common Stock
Australia	$—	$19	$—	$19
Austria	10	10	—	20
Bermuda	110	—	—	110
Canada	162	—	—	162
China	—	58	—	58
Denmark	—	10	—	10
France	6	27	—	33
Germany	—	44	—	44
Guernsey	17	—	—	17
Hong Kong	—	58	—	58
Israel	—	12	—	12
Japan	—	194	—	194
Malaysia	—	11	—	11
Mexico	11	—	—	11
Netherlands	—	37	—	37
New Zealand	—	26	—	26
Norway	—	25	—	25
Poland	—	10	—	10
Russia	12	—	—	12
Singapore	—	32	—	32
South Africa	—	55	—	55
South Korea	—	103	—	103
Switzerland	—	10	—	10
Taiwan	—	61	—	61
Thailand	—	38	—	38
Turkey	—	26	—	26
United Kingdom	12	109	—	121
Total Foreign Common Stock	340	975	—	1,315
Common Stock	1,129	—	—	1,129
Preferred Stock	8	—	—	8
Repurchase Agreement	—	45	—	45
Total Investments in Securities	$1,477	$1,020	$—	$2,497

‡	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of closed exchanges.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays.

For the six months ended April 30, 2015 there were transfers between Level 1 and Level 2 investments in securities.

For the six months ended April 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) April 30, 2015	(Unaudited)

LSV Global Managed Volatility Fund
Assets:
Investments at Value (Cost $2,411)	$2,497
Foreign Currency, at Value	25
Receivable due from Investment Adviser	11
Dividend and Interest Receivable	5
Receivable for Investment Securities Sold	3
Deferred Offering Costs (See Note 2)	7
Prepaid Expenses	24
Total Assets	2,572
Liabilities:
Payable for Investment Securities Purchased	29
Payable due to Administrator	—
Payable due to Trustees	—
Payable due to Distributor	—
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	7
Total Liabilities	36
Net Assets	$2,536

Net Assets Consist of:
Paid-in Capital	$2,458
Undistributed Net Investment Income	17
Accumulated Net Realized Loss on Investments	(25)
Net Unrealized Appreciation on Investments	86
Net Assets	$2,536

Net Asset Value, Offering and Redemption Price Per Share — Institutional Shares ($2,199 ÷ 212,248 shares)(1)	$10.36

Net Asset Value, Offering and Redemption Price Per Share — Investor Shares ($337 ÷ 32,575 shares)(1)	$10.35

(1)	Shares have not been rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the six months ended April 30, 2015	(Unaudited)

LSV Global Managed Volatility Fund
Investment Income:
Dividend Income	$36
Foreign Taxes Withheld	(2)
Total Investment Income	34
Expenses:
Investment Advisory Fees	7
Administration Fees	1
Trustees’ Fees	—
Chief Compliance Officer Fees	—
Distribution Fees — Investor Class	—
Transfer Agent Fees	26
Offering Costs	24
Custodian Fees	8
Registration and Filing Fees	3
Printing Fees	1
Insurance and Other Fees	5
Total Expenses	75
Less: Waiver of Investment Advisory Fees	(7)
Less: Reimbursement of Expenses from Investment Adviser	(58)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	10
Net Investment Income	24
Net Realized Loss on Investments	(24)
Net Change in Unrealized Appreciation (Depreciation) on Investments	99
Net Realized and Unrealized Gain on Investments	75
Net Increase in Net Assets Resulting from Operations	$99

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000) For the six months ended April 30, 2015 (Unaudited) And for the period ended October 31, 2014

	LSV Global Managed Volatility Fund
	11/1/2014 to 4/30/2015	6/25/2014 to 10/31/2014*
Operations:
Net Investment Income	$24	$16
Net Realized Gain (Loss) on Investments	(24)	3
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	99	(13)
Net Increase in Net Assets Resulting from Operations	99	6
Dividends and Distributions From:
Net Investment Income:
Institutional Class	(20)	—
Investor Class	(2)	—
Net Realized Gain:
Institutional Class	(4)	—
Investor Class	(1)	—
Total Dividends and Distributions	(27)	—
Capital Share Transactions:
Institutional Class:
Issued	—	2,100
Reinvestment of Dividends and Distributions	24	—
Net Increase from Institutional Class Capital Share Transactions	24	2,100
Investor Class:
Issued	58	273
Reinvestment of Dividends and Distributions	3	—
Net Increase from Investor Class Capital Share Transactions	61	273
Net Increase in Net Assets Derived from Capital Share Transactions	85	2,373
Total Increase in Net Assets	157	2,379
Net Assets:
Beginning of Period	2,379	—
End of Period (including undistributed net investment income of $17 and $15, respectively)	$2,536	$2,379

*	Commenced operations on June 25, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000) For the six months ended April 30, 2015 (Unaudited) And for the period ended October 31, 2014

	LSV Global Managed Volatility Fund
	11/1/2014 to 4/30/2015	6/25/2014 to 10/31/2014*
Shares Transactions:
Institutional Class:
Issued	—	210
Reinvestment of Dividends and Distributions	2	—
Redeemed	—	—
Total Institutional Class Share Transactions	2	210
Shares Transactions:
Investor Class:
Issued	6	27
Reinvestment of Dividends and Distributions	—	—
Redeemed	—	—
Total Investor Class Share Transactions	6	27
Net Increase in Shares Outstanding	8	237

*	Commenced operations on June 25, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a share outstanding through each period For the six months ended April 30, 2015 (Unaudited) and the period ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Global Managed Volatility Fund
Institutional Class
2015*	$10.05	$0.10	$0.32	$0.42	$(0.09)	$(0.02)	$(0.11)	$10.36	4.26%	$2,199	0.75%	6.25%	2.08%	9%
2014**	10.00	0.07	(0.02)	0.05	—	—	—	10.05	0.50	2,110	0.75	7.65	2.10	3
Investor Class
2015*	$10.05	$0.09	$0.32	$0.41	$(0.09)	$(0.02)	$(0.11)	$10.35	4.08%	$337	1.00%	6.51%	1.85%	9%
2014**	10.00	0.05	—	0.05	—	—	—	10.05	0.50	269	1.00	7.49	1.35	3

*	For the six months ended April 30, 2015. All ratios for the period have been annualized.

** Commenced operations on June 25, 2014. All ratios for the period have been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡ Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2015	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 54 funds. The financial statements herein are those of the LSV Global Managed Volatility Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing at least 40% of its assets in non-US companies. The Fund commenced operations on June 25, 2014, offering Institutional Class and Investor Class shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last reported sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities, if any, are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect

Notes to Financial Statements April 30, 2015	(Unaudited)

market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Fund’s Administrator and can request that a meeting of the Committee be held. As of April 30, 2015, there were sixty-eight securities valued in accordance with fair value procedures. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2015, there have been no transfers between levels and there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, authorities (i.e. the last open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Notes to Financial Statements April 30, 2015	(Unaudited)

As of and during the six months ended April 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2015, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in REITs — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars.

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

Notes to Financial Statements April 30, 2015	(Unaudited)

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”) and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2015, the Fund paid $840 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25 % annually of the average daily net assets. For the six months ended April 30, 2015, the Fund incurred $339 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2015, the Fund earned $1 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.75% and 1.00% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 29, 2016.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2015, were as follows (000):

Purchases	$241
Sales	$205

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$19
Unrealized Depreciation	(13)

Total Distributable Earnings	$6

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses. The Fund has no capital loss carryforwards at October 31, 2014.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2015, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$2,411	$182	$(96)	$86

8.	Other:

At April 30, 2015, 95% of total shares outstanding for the Institutional Class were held by two record shareholders each owning 10% or greater of the

Notes to Financial Statements April 30, 2015	(Unaudited)

aggregate total shares outstanding. At April 30, 2015, 95% of total shares outstanding for the Investor Class were held by one record shareholder each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	New Accounting Pronouncement:

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

10.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Disclosure of Fund Expense (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/14	Ending Account Value 04/30/15	Annualized Expense Ratios	Expenses Paid During Period*
LSV Global Managed Volatility Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,042.60	0.75%	$3.80
Investor Shares	1,000.00	1,040.80	1.00	5.06

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,021.08	0.75%	$3.76
Investor Shares	1,000.00	1,019.84	1.00	5.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Global Managed Volatility Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-Fund-LSV and (ii) on the Commission’s website at http://www.sec.gov.

LSV-SA-009-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015